Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	30 June 2019 £m		31 December 2018 £m
US$30bn Euro Medium Term Note Programme	168		165
Structured Notes Programmes	773		696
Eurobonds	131		129
Structured deposits	133		133
Collateral and associated financial guarantees	428		3,053
Repurchase agreements – non trading	—		2,110

	1,633	(1)	6,286	(1)

(1)	At 30 June 2019 and 31 December 2018 all amounts were designated at fair value through profit or loss.